Note 4 - Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expense [text block]
	December 31,	December 31,
	2020	2019
Accounts receivable (Note 10(b))	$122,967	$100,209
Prepaid expenses	52,041	60,508
	$175,008	$160,717